<SEC-DOCUMENT>
<SEQUENCE>1
<FILENAME>r13f3q08restatement.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ x ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Winslow Capital Management, Inc.
Address: 	4720 IDS Tower
         	80 South Eighth Street
         	Minneapolis, MN 55402

13F File Number:  28-03676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Newstrum
Title:     Trader
Phone:     612-376-9121
Signature, Place, and Date of Signing:

     /s/ Stacey Newstrum     Minneapolis, MN     November 30, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $4,022,433 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

										                      Voting Authority
	Class				Value		Shs/		Sh/ Put/  Inv	Other
Issuer Name	Title	CUSIP		(x$1000)	Prn Amt		Prn Call  Dsn	Mgrs	Sole	   Shared	  None
ALCON INC	COM	H01301102	61,233		379,130		SH	Sole		359,430			19,700
ALLERGAN	COM	018490102	53,274		1,034,450	SH	Sole		960,150			74,300
AMAZON.COM 	COM	023135106	48,342		664,400		SH	Sole		618,000			46,400
APPLE INC	COM	037833100	42,495		373,875		SH	Sole		348,025			25,850
AVON PRDCTS	COM	054303102	59,769		1,437,790	SH	Sole		1,336,290		101,500
BUCYRUS CL A	COM	118759109	38,872		870,000		SH	Sole		809,500			60,500
C H ROBINSON	COM	12541W209	47,002		922,330		SH	Sole		859,530			62,800
CHARLES RIVER	COM	159864107	50,078		901,820		SH	Sole		839,220			62,600
CISCO SYS	COM	17275R102	115,999		5,141,800	SH	Sole		4,780,400		361,400
COGNZNT TCH	COM	192446102	72,459		3,173,870	SH	Sole		2,949,570		224,300
CONTINENTAL RS 	COM	212015101	29,168		743,500		SH	Sole		691,900			51,600
COSTCO WHLSALE	COM	22160K105	49,451		761,610		SH	Sole		707,610			54,000
CVS/CAREMARK	COM	126650100	93,624		2,781,470	SH	Sole		2,592,370		189,100
DANAHER CORP	COM	235851102	110,876		1,597,632	SH	Sole		1,485,982		111,650
DOLBY LAB CL A	COM	25659T107	37,470		1,064,780	SH	Sole		992,080			72,700
E  M  C   CORP 	COM	268648102	39,297		3,285,680	SH	Sole		3,055,680		230,000
ECOLAB INC	COM	278865100	46,683		962,140		SH	Sole		895,340			66,800
EQUINIX INC	COM	29444U502	58,970		848,985		SH	Sole		788,835			60,150
FASTENAL CO	COM	311900104	65,583		1,327,863	SH	Sole		1,235,663		92,200
FIRSTENERGY  	COM	337932107	57,794		862,720		SH	Sole		801,620			61,100
FMC TECH	COM	30249U101	67,377		1,447,410	SH	Sole		1,346,010		101,400
GENZYME CORP	COM	372917104	121,447		1,501,380	SH	Sole		1,395,580		105,800
GILEAD SCIENCE	COM	375558103	112,621		2,468,130	SH	Sole		2,296,830		171,300
GOOGLE CL A	COM	38259P508	97,131		240,435		SH	Sole		223,655			16,780
HEWLETT-PCKRD 	COM	428236103	127,415		2,755,510	SH	Sole		2,563,410		192,100
ILLUMINA INC	COM	452327109	58,718		1,448,750	SH	Sole		1,350,550		98,200
INTRCTL EXG	COM	45865V100	44,578		552,525		SH	Sole		514,375			38,150
JUNIPER NTWRKS	COM	48203R104	38,574		1,830,770	SH	Sole		1,702,870		127,900
MASTRCRD  A	COM	57636Q104	73,954		417,040		SH	Sole		387,840			29,200
MEDCO HEALTH 	COM	58405U102	183,536		4,078,570	SH	Sole		3,790,470		288,100
MICROSOFT	COM	594918104	126,789		4,750,430	SH	Sole		4,417,030		333,400
MINDRAY ADR	ADR	602675100	49,045		1,454,040	SH	Sole		1,353,100		100,940
MONSANTO CO	COM	61166W101	102,133		1,031,850	SH	Sole		960,400			71,450
ORACLE CORP	COM	68389X105	63,257		3,114,575	SH	Sole		2,899,975		214,600
PRECISN CSTPRT	COM	740189105	50,607		642,380		SH	Sole		597,380			45,000
PRICELINE.COM 	COM	741503403	49,424		722,255		SH	Sole		671,755			50,500
PRCTR & GMBL	COM	742718109	59,847		858,754		SH	Sole		797,654			61,100
QUALCOMM 	COM	747525103	161,357		3,755,099	SH	Sole		3,491,499		263,600
QUANTA SVCS	COM	74762E102	49,018		1,814,800	SH	Sole		1,689,200		125,600
ROCKWELL COLL	COM	774341101	49,130		1,021,625	SH	Sole		950,225			71,400
SAP AG ADR	ADR	803054204	47,624		891,335		SH	Sole		845,035			46,300
SCHLMBRGR	COM	806857108	125,043		1,601,270	SH	Sole		1,490,170		111,100
SCHWAB (CHAS)	COM	808513105	95,653		3,678,975	SH	Sole		3,421,275		257,700
SMITH INTL 	COM	832110100	52,487		895,080		SH	Sole		832,780			62,300
SPX CORP	COM	784635104	88,853		1,153,930	SH	Sole		1,074,030		79,900
ST JUDE MED	COM	790849103	80,500		1,851,005	SH	Sole		1,715,105		135,900
T ROWE PRICE	COM	74144T108	16,871		314,120		SH	Sole		292,520			21,600
TARGET CORP	COM	87612E106	47,354		965,420		SH	Sole		898,620			66,800
TEVA PHARM ADR	ADR	881624209	81,485		1,779,540	SH	Sole		1,654,840		124,700
THMO FSHR SCI	COM	883556102	107,910		1,961,992	SH	Sole		1,825,592		136,400
TRANSOCEAN	COM	G90073100	63,509		578,195		SH	Sole		538,545			39,650
UNITED TECH	COM	913017109	93,948		1,564,240	SH	Sole		1,455,340		108,900
VISA INC CL A	COM	92826C839	67,517		1,099,800	SH	Sole		1,023,800		76,000
WAL-MART STORES	COM	931142103	104,798		1,749,840	SH	Sole		1,628,940		120,900
WEATHERFORD 	COM	G95089101	84,484		3,360,560	SH	Sole		3,125,260		235,300

</SEC-DOCUMENT>